Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2022
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2020	2021	2022
Financial income
Financial income	295	43	2,363
Total financial income	295	43	2,363
Financial costs
Amortization and write-off of deferred loan issuance costs	7,434	5,394	4,794
Interest expense on loans	42,459	30,114	40,879
Interest expense on leases	33	333	1,668
Commitment fees	359	304	68
Other financial costs including bank commissions	702	1,152	230
Total financial costs	50,987	37,297	47,639